Rule 497(e)
                                                      Registration No.: 33-12738



                          FUNDAMENTAL FIXED-INCOME FUND
                          FUNDAMENTAL U. S. GOVERNMENT
                              STRATEGIC INCOME FUND

                          SUPPLEMENT DATED MAY 27, 1997
                       TO PROSPECTUS DATED APRIL 30, 1997

           The independent trustees are in the process of considering other fund organizations willing to manage the Fundamental Funds and it is expected that a new manager will be selected. In any event, it is unlikely that a majority of the Fund's independent trustees will approve the current Investment Management Agreement beyond December 31, 1997.


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                                                                     Rule 497(e)
                                                   Registration Number: 33-12738



                          FUNDAMENTAL FIXED-INCOME FUND
                           TAX-FREE MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 27, 1997
                       TO PROSPECTUS DATED APRIL 30, 1997

         The independent trustees are in the process of considering other fund organizations willing to manage the Fundamental Funds and it is expected that a new manager will be selected. In any event, it is unlikely that a majority of the Fund's independent trustees will approve the current Investment Management Agreement beyond December 31, 1997.

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                                                                     Rule 497(e)
                                                   Registration Number: 33-12738



                          FUNDAMENTAL FIXED-INCOME FUND
                         HIGH-YIELD MUNICIPAL BOND FUND

                          SUPPLEMENT DATED MAY 27, 1997
                       TO PROSPECTUS DATED APRIL 30, 1997


         The independent trustees are in the process of considering other fund organizations willing to manage the Fundamental Funds and it is expected that a new manager will be selected. In any event, it is unlikely that a majority of the Fund's independent trustees will approve the current Investment Management Agreement beyond December 31, 1997.